Share Capital (Details 1) $ / shares in Units, $ in Thousands	Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Feb. 28, 2023 ₪ / shares	Feb. 21, 2023 shares	Dec. 31, 2022 ₪ / shares	Dec. 31, 2022 USD ($) shares	Aug. 16, 2022 ₪ / shares shares	Mar. 06, 2022 ₪ / shares shares	Dec. 31, 2021 shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid | shares				2,042,935			57,692,308	30,443,900
Issued capital		$ 3,293				$ 2,827
Par value per share | (per share)		$ 0.1	₪ 18				₪ 0.1	₪ 0.1
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid | shares		117,963,310				101,582,902			92,510,658
Share capital | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Issued capital		$ 3,293				$ 2,827
Par value per share | ₪ / shares	₪ 0.1				₪ 0.1
Share premium | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Issued capital		$ 1,028,532				$ 762,516
Par value per share | ₪ / shares	₪ 0.1				₪ 0.1